PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT
Total Property, Plant and Equipment	$ 236,827,991	$ 205,114,892
Less Accumulated Depreciation and Amortization	(20,397,067)	(9,316,368)
Property, Plant and Equipment, Net	216,430,924	195,798,524
Depreciation expense	11,323,468	4,597,229
Capitalized interest	1,043,392	0
Land
PROPERTY, PLANT AND EQUIPMENT
Total Property, Plant and Equipment	70,888,383	70,782,068
Buildings
PROPERTY, PLANT AND EQUIPMENT
Total Property, Plant and Equipment	140,042,534	108,024,254
Finance Leases
PROPERTY, PLANT AND EQUIPMENT
Depreciation expense	15,051	0
Furniture and Fixtures
PROPERTY, PLANT AND EQUIPMENT
Total Property, Plant and Equipment	471,696	316,395
Leasehold Improvements
PROPERTY, PLANT AND EQUIPMENT
Total Property, Plant and Equipment	10,927,265	8,412,489
Equipment and Software
PROPERTY, PLANT AND EQUIPMENT
Total Property, Plant and Equipment	8,050,827	5,712,519
Construction in Progress
PROPERTY, PLANT AND EQUIPMENT
Total Property, Plant and Equipment	$ 6,447,286	$ 11,867,167